Jan. 25, 2018

BLACKROCK BALANCED CAPITAL FUND, INC.

(the “Fund”)

Supplement dated December 6, 2018 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information (“SAI”) dated January 25, 2018, as supplemented to date

Effective November 30, 2018, Master Total Return Portfolio, a series of Master Bond LLC in which the Fund intends to invest a significant portion of its fixed-income assets, no longer invests in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed from the Fund’s Summary Prospectuses, Prospectuses and SAI.